Pensions and other post-employment benefits - Actuarial assumptions (Details)	Dec. 31, 2023	Dec. 31, 2022
Actuarial assumptions analysis
Discount rate (as a percent)	4.40%	4.70%
United States
Actuarial assumptions analysis
Discount rate (as a percent)	4.70%	4.90%
Germany
Actuarial assumptions analysis
Discount rate (as a percent)	3.20%	3.70%
United Kingdom
Actuarial assumptions analysis
Discount rate (as a percent)	4.50%	4.80%
Long-term rate of improvement (as a percent)	1.50%